Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Bonuses, Current	$ 10,250	$ 8,967
Other Employee Related Liabilities, Current	13,740	3,919
Royalties	2,669	2,829
Taxes other than income	4,722	2,170
Commissions	4,336	1,567
Professional and legal fees	7,054	4,981
Contingent consideration at fair value, current	12,324	444
Product liability	7,710	5,275
Distributor payments	1,253	2,701
Other	16,059	5,910
Accrued Expenses And Other Current Liabilities	$ 80,117	$ 38,763